STOCK-BASED INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED INCENTIVE COMPENSATION PLANS
NOTE 11:	STOCK-BASED INCENTIVE COMPENSATION PLANS

The Company recognized stock-based compensation expense of $24.8 million, $18.6 million and $5.1 million, and related income tax benefits of $9.6 million, $5.6 million and $2.0 million, respectively, for the years ended November 30, 2014, November 24, 2013 and November 25, 2012, respectively. As of November 30, 2014, there was $34.3 million of total unrecognized compensation cost related to unvested equity and liability awards, which cost is expected to be recognized over a weighted-average period of 1.92 years. No stock-based compensation cost has been capitalized in the accompanying consolidated financial statements.

2006 Equity Incentive Plan

Under the Company’s EIP, a variety of stock awards, including stock options, restricted stock, restricted stock units (“RSUs”), and stock appreciation rights (“SARs”) may be granted. The EIP also provides for the grant of performance awards in the form of cash or equity. The aggregate number of shares of common stock authorized for issuance under the EIP is 6,000,000 shares. At November 30, 2014, 2,321,241 shares remained available for issuance.

Under the EIP, stock awards have a maximum contractual term of ten years and generally must have an exercise price at least equal to the fair market value of the Company’s common stock on the date the award is granted. The Company’s common stock is not listed on any stock exchange. Accordingly, as provided by the EIP, the stock’s fair market value is determined by the Board based upon a stock valuation performed by Evercore. Awards vest according to terms determined at the time of grant. Unvested stock awards are subject to forfeiture upon termination of employment prior to vesting, but are subject in some cases to early vesting upon specified events, including certain corporate transactions as defined in the EIP or as otherwise determined by the Board in its discretion. Some stock awards are payable in either shares of the Company’s common stock or cash at the discretion of the Board as determined at the time of grant.

Upon the exercise of a SAR, the participant will receive shares of common stock. The number of shares of common stock issued per SAR unit exercised is equal to (i) the excess of the per-share fair market value of the Company’s common stock on the date of exercise over the exercise price of the SAR, divided by (ii) the per-share fair market value of the Company’s common stock on the date of exercise.

Only non-employee members of the Board have received RSUs. Each recipient’s initial grant of RSUs is converted to a share of common stock six months after discontinuation of service with the Company for each fully vested RSU held at that date. Subsequent grants of RSUs provide recipients with the opportunity to make deferral elections regarding when the shares of the Company’s common stock are to be delivered in settlement of vested RSUs. If the recipient does not elect to defer the receipt of common stock, then the RSUs are immediately converted to common stock upon vesting. The RSUs additionally have “dividend equivalent rights,” of which dividends paid by the Company on its common stock are credited by the equivalent addition of RSUs.

Shares of common stock will be issued from the Company’s authorized but unissued shares and are subject to the Stockholders Agreement that governs all shares.

Put rights. Prior to an initial public offering (“IPO”) of the Company’s common stock, a participant (or estate or other beneficiary of a deceased participant) may require the Company to repurchase shares of the common stock held by the participant at then-current fair market value (a “put right”). Put rights may be exercised only with respect to shares of the Company’s common stock that have been held by a participant for at least six months following their issuance date, thus exposing the holder to the risk and rewards of ownership for a reasonable period of time. Accordingly, the SARs and RSUs are classified as equity awards, and are reported in “Stockholders’ equity” in the accompanying consolidated balance sheets.

Call rights. Prior to an IPO, the Company also has the right to repurchase shares of its common stock held by a participant (or estate or other beneficiary of a deceased participant, or other permitted transferee) at then-current fair market value (a “call right”). Call rights apply to an award as well as any shares of common stock acquired pursuant to the award. If the award or common stock is transferred to another person, that person is subject to the call right. As with the put rights, call rights may be exercised only with respect to shares of common stock that have been held by a participant for at least six months following their issuance date.

Temporary equity. Equity-classified stock-based awards that may be settled in cash at the option of the holder are presented on the balance sheet outside permanent equity. Accordingly, “Temporary equity” on the face of the accompanying consolidated balance sheets includes the portion of the intrinsic value of these awards generally relating to the elapsed service period since the grant date as well as the fair value of common stock issued pursuant to the EIP. The increase in temporary equity from the year ended November 24, 2013, to November 30, 2014, was primarily due to an increase in the fair value of the Company’s common stock.

Equity Awards

SARs. The Company grants SARs, which include service or performance conditions, to a small group of the Company’s senior executives. Beginning in 2013, the Company issued cliff vesting performance awards (“performance-based SARs”) to align with the achievement of three-year financial performance goals. SARs activity during the years ended November 30, 2014, and November 24, 2013, was as follows:

	Service SARs			Performance-based SARs
	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
	(Units in thousands)
Outstanding at November 25, 2012	2,537	$37.82	4.5	—
Granted	672	40.21		672	$40.21
Exercised	(380)	35.91		—
Forfeited	(79)	35.07		(28)	37.75
Expired	(737)	47.59		—

Outstanding at November 24, 2013	2,013	$35.51	5.5	644	$40.32	6.3
Granted	508	64.71		507	$64.71
Exercised	(96)	36.10		—
Forfeited	(59)	44.30		(46)	48.49
Expired	(16)	68.00		—

Outstanding at November 30, 2014	2,350	$41.36	4.9	1,105	$51.18	5.8

Vested and expected to vest at November 30, 2014	2,272	$40.93	4.8	930	$50.54	5.7

Exercisable at November 30, 2014	1,210	$34.38	4.3	—

SARs with service conditions (“service SARs”) vest from two-and-a-half to four years, and have maximum contractual lives ranging from six-and-a-half to ten years. The performance-based SARs vest at varying unit amounts based on the attainment of certain three-year cumulative performance goals and have maximum contractual lives of seven years. In addition, approximately one-fifth of the performance-based SARs granted and outstanding also require the attainment of a specified common stock value as of the end of the three-year performance period in order to vest. The total intrinsic value of service SARs exercised during the year ended November 30, 2014, and November 24, 2013, was $2.9 million and $7.7 million, respectively. The total fair value of service SARs vested as of November 30, 2014, and November 24, 2013, was $57.6 million and $20.8 million, respectively. Unrecognized future compensation costs as of November 30, 2014, of $12.1 million for service SARs and $7.3 million for performance-based SARs are expected to be recognized over weighted-average periods of 2.41 years and 1.79 years, respectively. The Company believes it is probable that the performance-based SARs will vest.

The weighted-average grant date fair value of SARs was estimated using the Black-Scholes option valuation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	Service SARs Granted			Performance-based SARs Granted
	2014	2013	2012	2014	2013

Weighted-average grant date fair value	$14.62	$12.21	$10.96	$15.75	$12.54

Weighted-average assumptions:
Expected life (in years)	4.7	4.6	4.5	5.0	5.0
Expected volatility(1)	31.8%	43.2%	47.1%	33.1%	42.6%
Risk-free interest rate	1.5%	0.8%	0.6%	1.6%	0.9%
Expected dividend	1.2%	1.7%	1.7%	1.2%	1.7%

(1)	On an annual basis, the Company reviews and modifies the representative peer group based on changes to the Company’s business and changes to the businesses of the companies within the peer group. The decrease in expected volatility, as compared to 2013, is primarily driven by the addition or removal of certain companies in the representative peer group to ensure that the peer group is representative of the Company’s current operations.

RSUs. The Company grants RSUs to certain members of its Board. RSU activity during the years ended November 30, 2014, and November 24, 2013, was as follows:

	Units	Weighted-Average Fair Value
	(Units in thousands)
Outstanding at November 25, 2012	72	$38.11
Granted	26	56.79
Converted	(23)	37.37

Outstanding at November 24, 2013	75	$44.66
Granted	20	67.29
Converted	(23)	44.85

Outstanding, vested and expected to vest at November 30, 2014	72	$50.75

The weighted-average grant date fair value of RSUs was estimated using the Evercore stock valuation. The total fair value of RSUs outstanding, vested and expected to vest as of November 30, 2014, and November 24, 2013, was $5.9 million and $4.7 million, respectively.

RSUs vest in a series of three equal installments at thirteen months, twenty-four months and thirty-six months following the date of grant. However, if the recipient’s continuous service terminates for a reason other than cause after the first vesting installment, but prior to full vesting, then the remaining unvested portion of the award becomes fully vested as of the date of such termination.

Liability Awards

Cash settled liability awards provide long-term incentive compensation for select levels of the Company’s management. The common stock values used in the determination of the cash settled awards and payouts are approved by the Board based on the Evercore stock valuation. Unvested awards are subject to forfeiture upon termination of employment, but are subject in some cases to early vesting upon specified events, as defined in the agreement. From 2008 through 2012, the Company’s Total Shareholder Return Plan (“TSRP”) provided grants of units that vest over a three-year performance period. Upon vesting of a TSRP unit, the participant will receive a cash payout in an amount equal to the excess of the per-share value of the Company’s common stock at the end of the three-year performance period over the per-share value at the date of grant. In 2013, the Company replaced the TSRP with the Phantom Restricted Stock Unit Plan (“PRSU”). The PRSU provides for grants of units, with actual number of units vesting subject to a minimum and maximum, based on the fair value of the common stock at the end of a three-year performance period. Upon vesting of a PRSU unit, the participant will receive a cash payout in an amount equal to the vested units multiplied by the fair value of the Company’s common stock at the end of the three-year performance period. Unrecognized future compensation cost as of November 30, 2014, for PRSUs is $14.9 million and is expected to be recognized over a weighted-average period of 1.60 years. The Company believes it is probable that the liability awards will vest.

Liability award activity during the years ended November 30, 2014, and November 24, 2013, was as follows:

	TSRPs			PRSUs
	Units	Weighted- Average Exercise Price	Weighted- Average Fair Value At Period End	Units	Weighted- Average Exercise Price	Weighted- Average Fair Value At Period End
	(Units in thousands)
Outstanding at November 25, 2012	832	$36.83	$4.22	—
Granted	—	—		398	$38.19
Exercised	(252)	36.36		—
Performance Adjustment of PRSU				66	37.75
Forfeited	(164)	37.23		(60)	37.75

Outstanding at November 24, 2013	416	$36.96	$25.42	404	$38.19	$62.75
Granted	—	—		222	$64.57
Exercised	(174)	42.65		—
Performance Adjustment of PRSU				58	46.16
Forfeited	(104)	33.85		(207)	43.76

Outstanding at November 30, 2014	138	$32.14	$49.78	477	$49.00	$82.00

Vested and expected to vest at November 30, 2014	138	$32.14	$49.78	339	$47.56	$82.00

Exercisable at November 30, 2014	138	$32.14	$49.78	—

The total intrinsic value of TSRPs exercised during the year ended November 30, 2014, and November 25, 2012, was $3.5 million and $3.1 million, respectively. The total fair value of TSRPs vested as of November 30, 2014, and November 24, 2013, was $6.9 million and $3.8 million, respectively. The weighted-average fair value of TSRPs at November 30, 2014, and November 24, 2013, was estimated using the Black-Scholes option valuation model. The weighted-average fair value of PRSUs at the grant date was estimated using the Evercore stock valuation while the PRSUs fair value at November 30, 2014, was estimated using an internally derived calculation consistent with Evercore’s calculation methodology. The weighted-average assumptions used in the TSRPs Black-Scholes model were as follows:

	TSRPs Outstanding at
	November 30, 2014	November 24, 2013

Weighted-average assumptions:
Expected life (in years)	0.1	0.6
Expected volatility	27.3%	30.8%
Risk-free interest rate	—	0.1%
Expected dividend	1.2%	1.1%